CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest Income:
Loans (including fees)	$ 29,220	$ 27,661	$ 37,289	$ 36,136
Loans held for sale			0	8
Deposits with other banks	97	124	157	92
Securities (including FHLB stock)	10,034	10,027	13,439	18,949
Federal funds sold		1	1	10
Total Interest Income	39,351	37,813	50,886	55,195
Interest Expense:
Demand deposits	1,004	973	1,262	1,383
Savings deposits	24	33	41	55
Time deposits	5,848	7,441	9,682	11,560
Borrowings	102	114	149	122
Total Interest Expense	6,978	8,561	11,134	13,120
Net Interest Income	32,373	29,252	39,752	42,075
Less: Provision for loan losses	1,054	2,011	2,520	4,134
Net Interest Income after Provision for Loan Losses	31,319	27,241	37,232	37,941
Noninterest Income:
Service charges, commissions and fees	3,302	3,503	4,640	4,770
Net gains on securities	300	1,556	1,571	4,868
Net (loss) gains on sale of loans	(6)	(65)	(70)	(68)
(Loss) gain on sale of fixed assets			0	(109)
Other	1,127	1,016	1,337	1,679
Total Noninterest Income	4,723	6,010	7,478	11,140
Noninterest Expense:
Salaries and employee benefits	11,736	10,767	14,368	13,668
Occupancy and equipment expense	2,995	2,966	3,949	3,713
Other	8,638	9,672	12,670	13,780
Total Noninterest Expense	23,369	23,405	30,987	31,161
Income Before Income Taxes	12,673	9,846	13,723	17,920
Less: Provision for income taxes	4,247	3,367	4,577	5,861
Net Income	8,426	6,479	9,146	12,059
Preferred stock dividends	(296)	(615)	(713)	(1,972)
Income Available to Common Shareholders	$ 8,130	$ 5,864	$ 8,433	$ 10,087
Per Common Share:
Earnings (in dollars per share)	$ 1.29	$ 0.93	$ 1.34	$ 1.60
Cash dividends paid (in dollars per share)	$ 0.48	$ 0.48	$ 0.64	$ 0.64
Weighted Average Common Shares Outstanding (in shares)	6,291,332	6,291,332	6,291,332	6,292,855